Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefit Plan (Textual) [Abstract]
Employees annual compensation	3.00%
Safe Harbor match	$ 0.7	$ 0.6	$ 0.4
Discretionary matching contributions	0.9	0.8	0.5
No additional discretionary contributions	$ 0.0	$ 0.0	$ 0.0